10. Debt Issue Costs	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Quarter Three Report [Member]
10. Debt Issue Costs

Note 10 Debt Issue Costs

Balance- December 31, 2013	$247,197
Additions	69,600
Amortization	(154,851)
Balance- December 31, 2014	161,946
Amortization	(117,098)
Balance- September 30, 2015	$44,848

The Company recorded amortization expense of $39,441 and $39,479 for the three-months ended September 30, 2015 and 2014 respectively and $117,098 and $103,388 for the nine-months ended September 30, 2015 and 2014, respectively. Accumulated amortization of debt issuance costs amounted to $271,949 and $154,851 at September 30, 2015 and December 31, 2014 respectively.

Remaining in the following years ended December 31,
2015	$38,649
2016	6,199
$44,848

Quarter One Report [Member]
10. Debt Issue Costs

Note 9 Debt Issue Costs

Debt issue costs - net - December 31, 2013	$235,211
Debt issue cost additions	69,600
Accumulated expense	(154,851)
Debt issue costs - December 31, 2014	161,946
Accumulated expense	(38,612)
Debt issue costs - net -March 31, 2015	$123,334